Inventories - Schedule of inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventories
Raw materials	$ 60,312	$ 87,609
Work-in-process	118,997	91,001
Finished goods	74,317	71,646
Transferred to assets held for sale	(2,983)	(2,110)
Inventories, net	250,643	248,146
Cannabis
Inventories
Raw materials	43,054	67,505
Non-Cannabis
Inventories
Raw materials	$ 17,258	$ 20,104